Allowance for Loan Losses (Tables)	12 Months Ended
Sep. 30, 2020
Receivables [Abstract]
ASU and change in accounting principle
The Company recorded a decrease to retained earnings of $21,945,000 as of October 1, 2019 for the cumulative effect of adopting ASC 326 as further detailed below.

	September 30, 2019	CECL Adoption Impact	October 1, 2019
(In thousands)
Allowance for credit losses:
Commercial loans
Multi-family	$7,391	$3,013	$10,404
Commercial real estate	13,170	(146)	13,024
Commercial & industrial	31,450	785	32,235
Construction	32,304	(9,536)	22,768
Land - acquisition & development	9,155	1,749	10,904
Total commercial loans	93,470	(4,135)	89,335
Consumer loans
Single-family residential	30,988	16,783	47,771
Construction - custom	1,369	1,511	2,880
Land - consumer lot loans	2,143	492	2,635
HELOC	1,103	945	2,048
Consumer	2,461	2,154	4,615
Total consumer loans	38,064	21,885	59,949
Total allowance for loan losses	131,534	17,750	149,284
Reserve for unfunded commitments	6,900	10,750	17,650
Total allowance for credit losses	$138,434	$28,500	$166,934

Retained earnings
Total pre-tax impact		$28,500
Tax effect		(6,555)
Decrease to retained earnings		$21,945

	September 30, 2019	CECL Adoption Impact	October 1, 2019 (Post ASC 326 Adoption)	September 30, 2020
(In thousands)
Allowance for credit losses:
Commercial loans
Multi-family	$7,391	$3,013	$10,404	$13,853
Commercial real estate	13,170	(146)	13,024	22,516
Commercial & industrial	31,450	785	32,235	38,665
Construction	32,304	(9,536)	22,768	24,156
Land - acquisition & development	9,155	1,749	10,904	10,733
Total commercial loans	93,470	(4,135)	89,335	109,923
Consumer loans
Single-family residential	30,988	16,783	47,771	45,186
Construction - custom	1,369	1,511	2,880	3,555
Land - consumer lot loans	2,143	492	2,635	2,729
HELOC	1,103	945	2,048	2,571
Consumer	2,461	2,154	4,615	2,991
Total consumer loans	38,064	21,885	59,949	57,032
Total allowance for loan losses	$131,534	$17,750	149,284	166,955
Reserve for unfunded commitments	$6,900	$10,750	17,650	25,000
Total allowance for credit losses	$138,434	$28,500	$166,934	$191,955

Summary of activity in allowance for loan losses
The following tables summarize the activity in the allowance for loan losses by loan portfolio segment and class.

Twelve Months Ended September 30, 2020	Beginning Allowance (Before ASC 326 Adoption)	Impact of ASC 326 Adoption	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance (After ASC 326 Adoption)
	(In thousands)
Commercial loans
Multi-family	$7,391	$3,013	$—	$498	$2,951	$13,853
Commercial real estate	13,170	(146)	(111)	2,447	7,156	22,516
Commercial & industrial	31,450	785	(4,196)	443	10,183	38,665
Construction - speculative	32,304	(9,536)	—	188	1,200	24,156
Land - acquisition & development	9,155	1,749	(11)	2,070	(2,230)	10,733
Total commercial loans	93,470	(4,135)	(4,318)	5,646	19,260	109,923
Consumer loans
Single-family residential	30,988	16,783	(131)	1,394	(3,848)	45,186
Construction - custom	1,369	1,511	—	—	675	3,555
Land - consumer lot loans	2,143	492	(237)	639	(308)	2,729
HELOC	1,103	945	—	95	428	2,571
Consumer	2,461	2,154	(1,069)	1,252	(1,807)	2,991
Total consumer loans	38,064	21,885	(1,437)	3,380	(4,860)	57,032
	$131,534	$17,750	$(5,755)	$9,026	$14,400	$166,955

Twelve Months Ended September 30, 2019	Beginning Allowance (Before ASC 326 Adoption)	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance (Before ASC 326 Adoption)
	(In thousands)
Commercial loans
Multi-family	$8,329	$—	$—	$(938)	$7,391
Commercial real estate	11,852	(428)	1,102	644	13,170
Commercial & industrial	28,702	(5,782)	3,443	5,087	31,450
Construction - speculative	31,317	—	99	888	32,304
Land - acquisition & development	7,978	(107)	7,457	(6,173)	9,155
Total commercial loans	88,178	(6,317)	12,101	(492)	93,470
Consumer loans
Single-family residential	33,033	(268)	1,020	(2,797)	30,988
Construction - custom	1,842	(1,973)	—	1,500	1,369
Land - consumer lot loans	2,164	(804)	719	64	2,143
HELOC	781	(1,086)	46	1,362	1,103
Consumer	3,259	(1,028)	1,167	(937)	2,461
Total consumer loans	41,079	(5,159)	2,952	(808)	38,064
	$129,257	$(11,476)	$15,053	$(1,300)	$131,534

Summary of loans collectively and individually evaluated for impairment and related allocation of reserves
The following table shows loans collectively and individually evaluated for impairment and the related general and specific reserves.

September 30, 2019	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Recorded Investment of Loans	Ratio	Specific Reserve Allocation	Recorded Investment of Loans	Ratio
	(In thousands)			(In thousands)
Commercial loans
Multi-family	$7,387	$1,422,266	0.5%	$4	$385	1.0%
Commercial real estate	12,847	1,618,406	0.8	323	12,765	2.5
Commercial & industrial	31,358	1,266,913	2.5	92	1,805	5.1
Construction - speculative	32,304	1,164,889	2.8	—	—	—
Land - acquisition & development	9,135	160,964	5.7	20	230	8.7
Total commercial loans	93,031	5,633,438	1.7	439	15,185	2.9
Consumer loans
Single-family residential	30,988	5,822,200	0.5	—	17,978	—
Construction - custom	1,369	255,505	0.5	—	—	—
Land - consumer lot loans	2,143	95,574	2.2	—	375	—
HELOC	1,103	140,378	0.8	—	837	—
Consumer	2,461	129,527	1.9	—	50	—
Total consumer loans	38,064	6,443,184	0.6	—	19,240	—
	$131,095	$12,076,622	1.1%	$439	$34,425	1.3%

Summary of loans based on credit quality indicators	The following tables present by credit quality indicator, loan class, and year of origination, the amortized cost basis of loans receivable as of September 30, 2020.

	Term Loans Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior to 2016	Revolving Loans	Revolving to Term Loans	Total Loans
Commercial loans
Multi-family
Pass	$397,008	$151,175	$267,832	$243,349	$177,888	$255,177	$14,263	$—	$1,506,692
Special Mention	649	2,815	907	4,515	2,654	2,181	—	—	13,721
Substandard	—	7,543	3,974	3,791	2,298	221	—	—	17,827
Total	$397,657	$161,533	$272,713	$251,655	$182,840	$257,579	$14,263	$—	$1,538,240
Commercial real estate
Pass	$425,246	$243,780	$259,958	$265,841	$182,584	$301,156	$2,558	$107	$1,681,230
Special Mention	5,096	13,694	3,987	14,910	303	54,194	—	—	92,184
Substandard	4,196	25,607	2,718	38,289	10,041	30,423	—	—	111,274
Total	$434,538	$283,081	$266,663	$319,040	$192,928	$385,773	$2,558	$107	$1,884,688
Commercial & industrial
Pass	$908,408	$64,015	$90,796	$79,421	$99,426	$75,672	$580,123	$848	$1,898,709
Special Mention	25,612	7,107	1,167	4,330	24,204	—	2,275	—	64,695
Substandard	30,894	9,696	10,780	901	23,907	4,561	71,223	147	152,109
Total	$964,914	$80,818	$102,743	$84,652	$147,537	$80,233	$653,621	$995	$2,115,513
Construction
Pass	$344,346	$405,030	$239,125	$132,034	$290	$—	$66,961	$—	$1,187,786
Special Mention	2,275	—	43,486	15,417	—	—	—	—	61,178
Substandard	7	33,457	5,847	21,915	42,224	—	—	—	103,450
Total	$346,628	$438,487	$288,458	$169,366	$42,514	$—	$66,961	$—	$1,352,414
Land - acquisition & development
Pass	$47,223	$43,297	$18,139	$18,338	$3,774	$1,911	$5,316	$—	$137,998
Special Mention	—	—	—	—	—	15,573	—	—	15,573
Total	$47,223	$43,297	$18,139	$18,338	$3,774	$17,484	$5,316	$—	$153,571
Total commercial loans
Pass	$2,122,231	$907,297	$875,850	$738,983	$463,962	$633,916	$669,221	$955	$6,412,415
Special Mention	33,632	23,616	49,547	39,172	27,161	71,948	2,275	—	247,351
Substandard	35,097	76,303	23,319	64,896	78,470	35,205	71,223	147	384,660
Total	$2,190,960	$1,007,216	$948,716	$843,051	$569,593	$741,069	$742,719	$1,102	$7,044,426

	Term Loans Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior to 2016	Revolving Loans	Revolving to Term Loans	Total Loans
Consumer loans
Single-family residential
Current	$828,030	$585,133	$597,198	$714,066	$523,000	$2,020,181	$—	$—	$5,267,608
30 days past due	—	—	—	859	135	2,928	—	—	3,922
60 days past due	—	—	—	—	—	3,108	—	—	3,108
90+ days past due	—	680	—	440	640	17,564	—	—	19,324
Total	$828,030	$585,813	$597,198	$715,365	$523,775	$2,043,781	$—	$—	$5,293,962
Construction - custom
Current	$200,853	$91,940	$3,160	$—	$—	$—	$—	$—	$295,953
Total	$200,853	$91,940	$3,160	$—	$—	$—	$—	$—	$295,953
Land - consumer lot loans
Current	$44,908	$18,139	$6,971	$7,693	$2,619	$20,699	$—	$—	$101,029
30 days past due	—	—	152	—	—	—	—	—	152
90+ days past due	—	—	—	122	—	91	—	—	213
Total	$44,908	$18,139	$7,123	$7,815	$2,619	$20,790	$—	$—	$101,394
HELOC
Current	$—	$—	$—	$—	$—	$6,732	$131,353	$1,406	$139,491
30 days past due	—	—	—	—	—	44	231	—	275
60 days past due	—	—	—	—	—	37	39	—	76
90+ days past due	—	—	—	—	—	30	350	—	380
Total	$—	$—	$—	$—	$—	$6,843	$131,973	$1,406	$140,222
Consumer
Current	$1,334	$1,527	$58,384	$129	$338	$18,523	$2,724	$—	$82,959
30 days past due	—	—	—	62	—	59	—	—	121
60 days past due	—	—	—	—	—	11	—	—	11
90+ days past due	—	54	—	159	—	6	5	—	224
Total	$1,334	$1,581	$58,384	$350	$338	$18,599	$2,729	$—	$83,315
Total consumer loans
Current	$1,075,125	$696,739	$665,713	$721,888	$525,957	$2,066,135	$134,077	$1,406	$5,887,040
30 days past due	—	—	152	921	135	3,031	231	—	4,470
60 days past due	—	—	—	—	—	3,156	39	—	3,195
90+ days past due	—	734	—	721	640	17,691	355	—	20,141
Total	$1,075,125	$697,473	$665,865	$723,530	$526,732	$2,090,013	$134,702	$1,406	$5,914,846
The following table provides the amortized cost of loans receivable based on risk rating categories (as previously defined).

September 30, 2020	Internally Assigned Grade
	Pass	Special mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Loan type
Commercial loans
Multi-family	$1,506,692	$13,721	$17,827	$—	$—	$1,538,240
Commercial real estate	1,681,230	92,184	111,274	—	—	1,884,688
Commercial & industrial	1,898,709	64,695	152,109	—	—	2,115,513
Construction - speculative	1,187,786	61,178	103,450	—	—	1,352,414
Land - acquisition & development	137,998	15,573	—	—	—	153,571
Total commercial loans	6,412,415	247,351	384,660	—	—	7,044,426
Consumer loans
Single-family residential	5,270,666	192	23,104	—	—	5,293,962
Construction - custom	295,953	—	—	—	—	295,953
Land - consumer lot loans	101,151	—	243	—	—	101,394
HELOC	139,646	—	576	—	—	140,222
Consumer	83,304	—	11	—	—	83,315
Total consumer loans	5,890,720	192	23,934	—	—	5,914,846
Total loans	$12,303,135	$247,543	$408,594	$—	$—	$12,959,272

Total grade as a % of total loans	94.9%	1.9%	3.2%	—%	—%

The following table provides the gross loans receivable based on risk rating categories (as previously defined).

September 30, 2019	Internally Assigned Grade
	Pass	Special mention	Substandard	Doubtful	Loss	Total Gross Loans
	(In thousands)
Loan type
Commercial loans
Multi-family	$1,418,837	$—	$3,837	$—	$—	$1,422,674
Commercial real estate	1,602,634	2,754	25,782	—	—	1,631,170
Commercial & industrial	1,229,891	18,125	20,679	—	—	1,268,695
Construction - speculative	2,038,052	—	—	—	—	2,038,052
Land - acquisition & development	200,283	—	3,824	—	—	204,107
Total commercial loans	6,489,697	20,879	54,122	—	—	6,564,698
Consumer loans
Single-family residential	5,808,444	—	26,750	—	—	5,835,194
Construction - custom	540,741	—	—	—	—	540,741
Land - consumer lot loans	98,828	—	866	—	—	99,694
HELOC	141,271	—	907	—	—	142,178
Consumer	129,872	—	11	—	—	129,883
Total consumer loans	6,719,156	—	28,534	—	—	6,747,690
Total gross loans	$13,208,853	$20,879	$82,656	$—	$—	$13,312,388

Total grade as a % of total gross loans	99.2%	0.2%	0.6%	—%	—%

Schedule of gross loans by payment activity
The following table provides information on amortized cost of loans receivable based on borrower payment activity.

September 30, 2020	Performing Loans		Non-Performing Loans
	Amount	% of Total Loans	Amount	% of Total Loans
	(In thousands)		(In thousands)
Commercial loans
Multi-family	$1,538,240	100.0%	$—	—%
Commercial real estate	1,880,917	99.8	3,771	0.2
Commercial & industrial	2,115,184	100.0	329	—
Construction - speculative	1,350,745	99.9	1,669	0.1
Land - acquisition & development	153,571	100.0	—	—
Total commercial loans	7,038,657	99.9	5,769	0.1
Consumer loans
Single-family residential	5,271,531	99.6	22,431	0.4
Construction - custom	295,953	100.0	—	—
Land - consumer lot loans	101,151	99.8	243	0.2
HELOC	139,669	99.6	553	0.4
Consumer	83,255	99.9	60	0.1
Total consumer loans	5,891,559	99.6	23,287	0.4
Total	$12,930,216	99.8%	$29,056	0.2%

The following table provides information on gross loans based on borrower payment activity.

September 30, 2019	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Commercial loans
Multi-family	$1,422,674	100.0%	$—	—%
Commercial real estate	1,625,335	99.6	5,835	0.4
Commercial & industrial	1,267,403	99.9	1,292	0.1
Construction - speculative	2,038,052	100.0	—	—
Land - acquisition & development	203,938	99.9	169	0.1
Total commercial loans	6,557,402	99.9	7,296	0.1
Consumer loans
Single-family residential	5,809,923	99.6	25,271	0.4
Construction - custom	540,741	100.0	—	—
Land - consumer lot loans	99,448	99.8	246	0.2
HELOC	141,271	99.4	907	0.6
Consumer	129,872	100.0	11	—
Total consumer loans	6,721,255	99.6	26,435	0.4
Total gross loans	$13,278,657	99.7%	$33,731	0.3%

Summary of impaired loans by category
The following table provides information on impaired loan balances and the related allowances by loan types.

September 30, 2019	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
Impaired loans with no related allowance recorded:
Multi-family	$—	$—	$—		$286
Commercial real estate	7,467	11,881	—		8,890
Commercial & industrial	1,114	5,312	—		7,168
Construction	—	—	—		1,172
Land - acquisition & development	78	143	—		290
Single-family residential	17,979	19,252	—		16,685
Construction - custom	—	—	—		251
Land - consumer lot loans	344	848	—		287
HELOC	837	931	—		597
Consumer	50	119	—		23
	27,869	38,486	—		35,649
Impaired loans with an allowance recorded:
Multi-family	385	385	4		418
Commercial real estate	4,168	5,298	323		5,160
Commercial & industrial	426	691	92		2,535
Construction	—	—	—		—
Land - acquisition & development	91	152	—		99
Single-family residential	112,042	114,609	2,208		125,976
Construction - custom	—	—	—		—
Land - consumer lot loans	3,556	3,695	20		4,324
HELOC	949	963	—		961
Consumer	60	282	—		65
	121,677	126,075	2,647	(1)	139,538
Total:
Multi-family	385	385	4		704
Commercial real estate	11,635	17,179	323		14,050
Commercial & industrial	1,540	6,003	92		9,703
Construction	—	—	—		1,172
Land - acquisition & development	169	295	—		389
Single-family residential	130,021	133,861	2,208		142,661
Construction - custom	—	—	—		251
Land - consumer lot loans	3,900	4,543	20		4,611
HELOC	1,786	1,894	—		1,558
Consumer	110	401	—		88
	$149,546	$164,561	$2,647	(1)	$175,187

____________________
(1)Includes $439,000 of specific reserves and $2,208,000 included in the general reserves.